Financial assets and liabilities - Line of credit (Details) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Financial assets and liabilities
Total available credit lines	$ 9,005,008	$ 6,721,139	$ 7,368,346
Available credit lines related to letters of credit	2,355,650	2,657,192	2,751,485
Available credit lines related to financial debt	6,649,358	4,063,947	4,616,861
Undrawn credit of financial debt	1,640,849
Undrawn credit of letters of credit	$ 86,066	$ 1,048,241	$ 1,739,775